INTANGIBLE ASSETS AND DEFERRED CHARGES (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amortization	$ 1,193	$ 1,128	$ 1,325